UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-02735

ELFUN TAX EXEMPT INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/13

Item 1.	Schedule of Investments

Elfun Tax-Exempt Income Fund

Schedule of Investments (dollars in thousands)—March 31, 2013 (Unaudited)

Municipal Bonds and Notes—99.1% †		Principal Amount	Fair Value
Alabama—0.8%
East Alabama Healthcare Authority
5.00%	09/01/33	$5,500	$5,610	(d)
Montgomery BMC Special Care Facilities Financing Authority (MBIA Insured)
5.00%	11/15/20	8,375	8,998	(d,e)
			14,608

Alaska—0.2%
Alaska Housing Finance Corp.
5.00%	12/01/27	2,500	2,900

Arizona—3.6%
Apache County Industrial Development Authority
4.50%	03/01/30	4,000	4,130
Arizona Department of Transportation State Highway Fund Revenue
5.00%	07/01/23	5,405	6,659
Arizona Health Facilities Authority
5.00%	02/01/42	2,000	2,135
City of Phoenix AZ
5.00%	07/01/19	5,000	5,813
Glendale Western Loop 101 Public Facilities Corp.
6.25%	07/01/38	10,000	10,447
Maricopa County Industrial Development Authority
5.50%	07/01/26	5,000	5,261
Phoenix Civic Improvement Corp.
5.00%	07/01/40	4,750	5,244
Phoenix Civic Improvement Corp. (FGIC Insured)
5.50%	07/01/23 - 07/01/24	7,260	9,479	(e)
Pima County Industrial Development Authority
4.00%	09/01/29	1,500	1,491
Salt River Project Agricultural Improvement & Power District
5.00%	12/01/21	10,000	12,264
University Medical Center Corp.
6.50%	07/01/39	1,000	1,158
			64,081

California—9.8%
Bay Area Toll Authority
4.00%	04/01/31	4,000	4,255
5.00%	04/01/31	10,000	11,342	(d)
California Educational Facilities Authority
5.00%	10/01/32	5,255	6,983
5.25%	10/01/39	6,000	6,929
6.13%	10/01/36	1,500	1,774
California Health Facilities Financing Authority
5.50%	08/15/26	5,000	5,959
6.00%	07/01/39	5,000	5,917
6.50%	10/01/33	3,500	4,183
California State Department of Water Resources
5.00%	05/01/21 - 12/01/21	6,585	8,226

California State Public Works Board
5.00%	10/01/28	1,500	1,668
5.13%	10/01/31	2,000	2,256
6.00%	04/01/26	8,475	10,349
Coast Community College District (AGMC Insured)
4.06%	08/01/33	8,750	8,995	(d,e)
Foothill-De Anza Community College District (AMBAC Insured)
4.50%	08/01/31	2,600	2,799	(e)
Los Angeles Department of Water & Power
5.00%	07/01/43	10,000	11,226
Los Angeles Harbor Department
5.00%	08/01/26	8,000	9,404
Marin Water District Financing Authority
5.00%	07/01/44	6,000	6,720
Metropolitan Water District of Southern California
5.00%	07/01/35	5,000	5,428
Newport Mesa Unified School District
3.41%	08/01/41	5,000	923	(a)
Sacramento Municipal Utility District
5.00%	08/15/28	2,500	2,877
San Diego Community College District
5.00%	08/01/41	10,000	11,244
San Diego County Regional Airport Authority
5.00%	07/01/43	5,450	6,020
San Diego County Regional Transportation Commission
5.00%	04/01/42	2,500	2,802
San Diego Unified School District (AGMC Insured)
5.25%	07/01/17 - 07/01/19	8,795	8,988	(d,e)
State of California
5.00%	02/01/38 - 09/01/41	12,500	13,729
5.25%	04/01/35	4,500	5,129
University of California (AMBAC Insured)
5.00%	05/15/34	2,225	2,228	(e)
Ventura County Public Financing Authority
5.00%	11/01/43	5,000	5,457
			173,810

Colorado—0.7%
Colorado Health Facilities Authority
5.00%	02/01/41	5,000	5,445
Metro Wastewater Reclamation District
5.00%	04/01/27	4,000	4,787
Regional Transportation District
5.38%	06/01/31	2,500	2,811
			13,043

Connecticut—2.7%
Connecticut State Health & Educational Facility Authority
5.00%	07/01/40	5,500	5,889
South Central Connecticut Regional Water Authority
5.00%	08/01/27 - 08/01/41	14,900	16,710
State of Connecticut
5.00%	01/01/22 - 01/01/24	9,705	11,824
State of Connecticut Special Tax Revenue
5.00%	11/01/26	10,000	11,439
Town of Fairfield CT
5.00%	08/01/21	1,000	1,257
			47,119

Delaware—1.7%
City of Wilmington DE
5.00%	10/01/25	5,000	6,158
County of New Castle DE
5.00%	07/15/33 - 07/15/39	10,000	11,297
Delaware State Health Facilities Authority
5.00%	10/01/40	7,800	8,576
State of Delaware
5.00%	07/01/28	3,000	3,579
			29,610

District of Columbia—1.7%
District of Columbia
5.00%	04/01/30 -10/01/30	7,215	8,152
5.50%	04/01/36	15,000	16,567
District of Columbia Water & Sewer Authority
5.25%	10/01/29	5,000	5,827
			30,546

Florida—1.8%
Brevard County Health Facilities Authority
7.00%	04/01/39	1,000	1,228
City of Tampa FL
5.00%	10/01/27	8,560	10,117
County of Miami-Dade FL Transit System Sales Surtax Revenue
5.00%	07/01/42	5,000	5,496
Hillsborough County Industrial Development Authority
5.00%	10/01/18	5,000	5,102
5.25%	10/01/15 -10/01/24	9,590	9,786
			31,729

Georgia—6.1%
Athens-Clarke County GA Unified Government Water & Sewerage Revenue
5.50%	01/01/38	7,000	8,076
Athens-Clarke County Unified Government Development Authority
3.76%	06/15/31	6,050	6,338	(a)
Augusta GA Water & Sewerage Revenue (AGMC Insured)
5.25%	10/01/34	5,400	5,746	(e)
City of Atlanta GA Department of Aviation
5.00%	01/01/25	10,000	11,635
City of Atlanta GA Department of Aviation (AGMC Insured)
5.25%	01/01/33	4,000	4,179	(e)
City of Atlanta GA Water & Wastewater Revenue
6.25%	11/01/39	10,000	12,200
City of Atlanta GA Water & Wastewater Revenue (AGMC Insured)
5.75%	11/01/27 - 11/01/30	9,500	12,891	(e)
County of Fulton GA Water & Sewerage Revenue
4.00%	01/01/35	3,000	3,148
County of Fulton GA Water & Sewerage Revenue (FGIC Insured)
5.00%	01/01/30	5,000	5,177	(e)
DeKalb Newton & Gwinnett Counties Joint Development Authority
6.00%	07/01/34	8,500	9,806
Fayette County School District (AGMC Insured)
4.80%	03/01/22	2,520	2,765	(e)
4.85%	03/01/23	2,290	2,515	(e)
Henry County Hospital Authority (MBIA Insured)
5.00%	07/01/24	1,865	1,949	(e)

Municipal Electric Authority of Georgia
5.25%	01/01/19	2,490	3,008
Private Colleges & Universities Authority (MBIA Insured)
6.50%	11/01/15	3,100	3,371	(c,e)
State of Georgia
4.50%	01/01/29	3,000	3,403
5.00%	08/01/22	4,460	5,291	(d)
5.00%	08/01/22 - 01/01/26	4,790	5,583
			107,081

Hawaii—2.1%
City & County of Honolulu HI
5.00%	04/01/33	10,000	11,241
State of Hawaii Airports System Revenue
5.25%	07/01/24	15,800	18,882
State of Hawaii (AGMC Insured)
5.75%	02/01/14	6,500	6,794	(e)
			36,917

Idaho—1.4%
Idaho Health Facilities Authority
6.75%	11/01/37	4,000	4,669
Idaho Housing & Finance Assoc. (MBIA Insured)
5.00%	07/15/22 - 07/15/24	17,625	19,686	(e)
			24,355

Illinois—2.2%
City of Chicago IL O’Hare International Airport Revenue
5.63%	01/01/35	5,000	5,774
5.75%	01/01/39	11,500	13,241
Illinois Finance Authority
5.00%	08/15/43	1,000	1,107
5.50%	08/15/43	5,000	5,356	(d)
Metropolitan Pier & Exposition Authority (MBIA Insured)
3.47%	06/15/22	4,305	4,096	(d,e)
5.40%	06/15/19	4,000	4,598	(e)
Southwestern Illinois Development Authority (MBIA Insured)
5.00%	10/01/21	4,000	4,881	(e)
			39,053

Indiana—1.0%
Indiana Municipal Power Agency
5.50%	01/01/27	2,500	2,927
5.75%	01/01/34	2,000	2,065
Indianapolis Local Public Improvement Bond Bank
5.75%	01/01/38	7,000	7,848
Merrillville Multi School Building Corp.
5.25%	07/15/28	5,000	5,444
			18,284

Kentucky—1.4%
Kentucky Economic Development Finance Authority
6.38%	06/01/40	3,500	4,149
Kentucky State Property & Building Commission (AGC Insured)
5.25%	02/01/27	10,665	12,116	(e)
Louisville & Jefferson County Metropolitan Sewer District
5.00%	05/15/30	8,040	9,266
			25,531

Louisiana—1.4%
Louisiana Public Facilities Authority
5.00%	07/01/42	3,500	3,791
Louisiana Public Facilities Authority (MBIA Insured)
5.38%	05/15/16	7,870	7,918	(d,e)
State of Louisiana
5.00%	09/01/19	10,050	12,309
			24,018

Maine—0.3%
Maine Health & Higher Educational Facilities Authority
5.25%	07/01/21	1,790	2,101
Maine Turnpike Authority
5.00%	07/01/42	1,000	1,118
6.00%	07/01/34	1,250	1,482
			4,701

Maryland—4.4%
County of Baltimore MD
5.00%	02/01/23	7,525	9,385
County of Montgomery MD
5.00%	07/01/21	10,905	13,787
County of Prince George’s MD
5.00%	10/01/22	6,820	6,983	(d)
5.00%	09/15/24 - 09/15/25	15,080	18,438
Maryland Economic Development Corp.
5.75%	06/01/35	3,000	3,394
Maryland Health & Higher Educational Facilities Authority
5.00%	07/01/32 - 08/15/41	4,300	4,767
5.13%	11/15/34	7,200	7,416	(d)
State of Maryland
5.00%	11/01/18	4,000	4,873
Washington Suburban Sanitary Commission
4.50%	06/01/26	8,470	9,592
			78,635

Massachusetts—3.6%
Massachusetts Department of Transportation
5.00%	01/01/37	5,000	5,456
Massachusetts Development Finance Agency
5.00%	01/01/40	3,000	3,199
Massachusetts Health & Educational Facilities Authority
5.00%	07/01/34 - 07/15/35	20,000	21,846
5.50%	11/15/36	4,000	4,773
5.75%	07/01/39	7,500	8,484
Massachusetts Water Resources Authority
5.00%	08/01/41	3,000	3,394
6.50%	07/15/19	14,125	16,566	(c)
			63,718

Michigan—1.0%
Lansing Board of Water & Light
5.00%	07/01/37	3,500	3,942
State of Michigan Trunk Line Revenue
5.50%	11/01/18	6,000	7,392
State of Michigan (AGMC Insured)
5.25%	09/15/27	5,000	5,767	(e)
			17,101

Mississippi—0.5%
State of Mississippi
5.50%	09/01/14	7,500	8,045

Missouri—1.4%
Metropolitan St Louis Sewer District
5.00%	05/01/34 - 05/01/42	8,000	9,227
Missouri Highway & Transportation Commission
5.00%	05/01/21	4,610	5,679
Missouri Joint Municipal Electric Utility Commission
5.75%	01/01/29	4,500	4,827
Missouri State Environmental Improvement & Energy Resources Authority
5.00%	01/01/24	4,475	4,740	(d)
5.00%	01/01/24	525	553
			25,026

Nevada—0.1%
City of Las Vegas N.V. (AGMC Insured)
5.55%	06/01/16	1,520	1,530	(e)

New Jersey—9.4%
Cape May County Municipal Utilities Authority (AGMC Insured)
5.75%	01/01/15 - 01/01/16	8,500	9,436	(e)
Essex County Improvement Authority (AGMC Insured)
5.25%	12/15/17	9,765	10,071	(e)
5.25%	12/15/17	235	243	(d,e)
New Jersey Economic Development Authority
4.00%	03/01/29	14,750	15,375
5.00%	03/01/38	4,000	4,444
5.50%	12/15/29	5,000	5,791
New Jersey Educational Facilities Authority
5.25%	07/01/32	2,625	2,657	(d)
6.00%	12/01/17	10,000	11,781
New Jersey Healthcare Facilities Financing Authority
5.63%	07/01/37	2,000	2,246
New Jersey Higher Education Student Assistance Authority
5.63%	06/01/30	7,500	8,241
New Jersey Institute of Technology
5.00%	07/01/42	2,000	2,245
New Jersey State Turnpike Authority
5.00%	01/01/38	10,000	11,051
5.25%	01/01/40	10,000	11,067
New Jersey State Turnpike Authority (AMBAC Insured)
6.50%	01/01/16	20,040	22,194	(c,e)
6.50%	01/01/16	5,135	5,892	(e)
New Jersey Transportation Trust Fund Authority
5.00%	06/15/42	6,000	6,494
5.25%	06/15/36	6,100	6,962
5.50%	06/15/23 - 06/15/24	20,280	20,496	(d)
New Jersey Transportation Trust Fund Authority (AGMC Insured)
5.75%	12/15/14	1,390	1,516	(e)
5.75%	12/15/14	4,610	5,038	(c,e)
North Hudson Sewerage Authority
5.00%	06/01/42	2,000	2,197
			165,437

New Mexico—1.4%
New Mexico Finance Authority
5.00%	06/15/18 - 12/15/26	21,200	24,653

New York—6.6%
Brooklyn Arena Local Development Corp.
6.00%	07/15/30	4,500	5,375
City of New York NY
5.00%	03/01/37	5,000	5,691
Long Island Power Authority
6.00%	05/01/33	7,500	8,948
New York City Transitional Finance Authority Building Aid Revenue
5.50%	07/15/31	10,000	11,551
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%	11/01/21	5,000	6,230
New York City Water & Sewer System
5.00%	06/15/34	9,500	10,933
New York Liberty Development Corp.
5.00%	11/15/44	5,000	5,495
5.13%	01/15/44	5,000	5,487
New York State Dormitory Authority
5.00%	07/01/23 - 07/01/42	11,825	13,619
5.50%	07/01/36 - 05/01/37	4,000	4,520
6.00%	07/01/40	2,000	2,358
6.50%	12/01/21	4,500	5,208
New York State Urban Development Corp.
5.50%	01/01/19	9,000	10,985
Triborough Bridge & Tunnel Authority
5.00%	11/15/26	10,000	11,592
Westchester County Healthcare Corp.
5.00%	11/01/30	4,500	4,993
6.13%	11/01/37	2,500	2,921
			115,906

North Carolina—2.6%
City of Charlotte NC
5.00%	06/01/23	4,320	5,206
City of Charlotte NC Water & Sewer System Revenue
5.00%	07/01/38	5,000	5,711
North Carolina Eastern Municipal Power Agency
5.00%	01/01/26	5,000	5,642
North Carolina Medical Care Commission
4.00%	12/01/45	2,500	2,482
4.75%	11/01/43	6,000	6,384
5.00%	12/01/45	2,500	2,762
North Carolina State University at Raleigh
5.00%	10/01/42	2,500	2,906
North Carolina Turnpike Authority
5.00%	07/01/30	3,230	3,737
State of North Carolina
4.75%	05/01/30	4,130	4,738
Town of Cary NC Combined Utility Systems Revenue
4.00%	12/01/37	2,475	2,647
University of North Carolina at Greensboro
5.00%	04/01/36	4,000	4,522
			46,737

Ohio—3.7%
American Municipal Power Inc.
5.00%	02/15/38	5,000	5,414
City of Cincinnati OH Water System Revenue
5.00%	12/01/36	2,500	2,852
City of Cleveland OH Airport System Revenue
5.00%	01/01/29	2,000	2,231
City of Columbus OH Sewerage Revenue
4.50%	06/01/32	700	765
4.75%	06/01/31	5,000	5,552
County of Cuyahoga OH
6.00%	01/01/32	10,000	10,140	(d)
County of Franklin OH
4.50%	12/01/37	1,750	1,828
County of Hamilton OH Sewer System Revenue (MBIA Insured)
5.00%	12/01/19	4,250	4,384	(d,e)
Cuyahoga Community College District
5.00%	08/01/26 - 08/01/27	3,000	3,405
Northeast Ohio Regional Sewer District
5.00%	11/15/38	13,000	14,791
Ohio Higher Educational Facility Commission
5.00%	01/01/38	7,500	8,317
6.25%	05/01/38	5,000	5,637
			65,316

Oklahoma—1.1%
Claremore Public Works Authority (AGMC Insured)
5.25%	06/01/34	6,315	6,742	(d,e)
Oklahoma Municipal Power Authority (FGIC Insured)
4.50%	01/01/47	9,000	9,249	(e)
Oklahoma Turnpike Authority
5.00%	01/01/28	3,500	4,091
			20,082

Pennsylvania—6.0%
Allentown Neighborhood Improvement Zone Development Authority
5.00%	05/01/42	5,000	5,307
City of Philadelphia PA Water & Sewer Revenue
5.00%	01/01/36 - 01/01/41	23,000	25,448
Commonwealth of Pennsylvania
5.00%	11/15/30	8,890	10,422
Pennsylvania Higher Educational Facilities Authority
5.25%	08/15/25	1,750	2,078
Pennsylvania Turnpike Commission
3.84%	12/01/34	12,000	11,893	(a)
5.00%	06/01/29 - 12/01/42	17,500	18,916
5.25%	06/01/39	9,500	10,348
Pennsylvania Turnpike Commission (AMBAC Insured)
5.25%	12/01/32	12,000	12,746	(e)
State Public School Building Authority (AGMC Insured)
5.25%	06/01/27	8,000	8,065	(d,e)
			105,223

Puerto Rico—2.4%
Commonwealth of Puerto Rico
5.75%	07/01/38	7,000	7,036
6.00%	07/01/39	10,000	10,160
Puerto Rico Sales Tax Financing Corp.
4.34%	08/01/32	12,000	12,419	(a)
5.25%	08/01/40	2,000	2,110
5.50%	08/01/42	10,000	10,285
			42,010

Rhode Island—0.1%
Rhode Island Health & Educational Building Corp.
6.25%	09/15/34	1,300	1,493
6.50%	09/15/28	1,000	1,178
			2,671

South Carolina—5.3%
Berkeley County School District
5.25%	12/01/24	15,000	15,418
Charleston Educational Excellence Finance Corp.
5.25%	12/01/27 -12/01/30	21,850	24,120
Georgetown County School District
5.00%	03/01/18	3,640	4,375
Greenville County School District
5.25%	12/01/21	2,000	2,066	(d)
Lexington County Health Services District Inc.
5.50%	11/01/13	1,920	1,977
Piedmont Municipal Power Agency
5.00%	01/01/25	2,315	2,702
Piedmont Municipal Power Agency (AGC Insured)
5.75%	01/01/34	5,500	6,500	(e)
South Carolina State Public Service Authority
5.00%	12/01/30 -12/01/43	17,105	19,026
5.50%	01/01/38	14,970	17,229
			93,413

Tennessee—1.1%
County of Shelby TN
5.00%	03/01/21	3,500	4,268
Metropolitan Government of Nashville & Davidson County TN
5.00%	05/15/25	10,000	11,764	(d)
State of Tennessee
5.00%	05/01/19	1,000	1,207	(d)
5.00%	10/01/30	1,500	1,788
			19,027

Texas—6.7%
City of Austin TX Water & Wastewater System Revenue (AMBAC Insured)
5.50%	11/15/16	5,450	6,372	(e)
City of Dallas TX Waterworks & Sewer System Revenue
5.00%	10/01/37 -10/01/41	14,000	16,067
City of Houston TX Utility System Revenue
5.00%	11/15/33	5,470	6,242
5.25%	11/15/30 -11/15/31	12,000	14,071
City of Houston TX Utility System Revenue (AGMC Insured)
5.25%	05/15/22	10,000	10,536	(e)
City of San Antonio TX Water System Revenue
5.00%	05/15/40	10,000	11,312
Dallas Fort Worth International Airport
5.00%	11/01/34	4,750	5,281
North Texas Tollway Authority
5.00%	09/01/31	3,500	4,017
5.75%	01/01/38 - 01/01/40	21,475	23,839
6.00%	01/01/38	5,000	5,860
State of Texas
5.00%	04/01/42	4,000	4,569
University of Texas System
5.00%	08/15/30	9,210	10,961
			119,127

Utah—1.3%
County of Utah UT Transportation Sales Tax Revenue (AGMC Insured)
4.00%	12/01/37 - 12/01/38	12,480	13,021	(e)
Utah State Board of Regents
5.00%	11/01/30	4,000	4,536
Utah Transit Authority
5.00%	06/15/42	5,000	5,531
			23,088

Vermont—0.3%
Vermont Educational & Health Buildings Financing Agency
5.00%	10/31/46	5,700	6,209

Virginia—0.4%
Virginia College Building Authority
4.38%	02/01/28	845	916
Virginia Resources Authority
5.25%	11/01/38	5,000	5,785
			6,701

Washington—0.8%
County of King WA
5.50%	12/01/13	10,000	10,349	(c)
Port of Seattle WA
5.00%	08/01/31	3,000	3,445
			13,794

Total Municipal Bonds and Notes
(Cost $1,614,974)			1,750,835

		Principal Amount	Fair Value
Short-Term Investments—1.4%
Time Deposit—1.4%
State Street Corp.
0.01%	04/01/13	$24,401	$24,401	(b)
(Cost $24,401)

Total Investments
(Cost $1,639,375)			1,775,236

Liabilities in Excess of Other Assets, net—(0.5)%			(8,320)

NET ASSETS—100.0%			$1,766,916

Notes to Schedules of Investments (dollars in thousands)—March 31, 2013 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Coupon amount represents effective yield.

(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Funds custodian and accounting agent.

(c)	Escrowed to maturity Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(d)	Pre-refunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(e)	The security is insured by AMBAC, AGC, AGMC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of March 31, 2013 (as a percentage of net assets) as follows:

AGMC	7.07%.

†	Percentages are based on net assets as of March 31, 2013.

Abbreviations:

AGC	Assured Guaranty Corporation

AGMC	Assured Guaranty Municipal Company

AMBAC	AMBAC Indemnity Corporation

MBIA	Municipal Bond Investors Assurance Corporation

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2013:

(Dollars in Thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Tax-Exempt Income Fund	Investments in Securities †
	Municipal Bonds and Notes	$—	$1,750,835	$—	$1,750,835
	Short-Term Investments	—	24,401	—	24,401

	Total Investments in Securities	$—	$1,775,236	$—	$1,775,236

†	See Schedule of Investments for Industry Classification

There were no transfers between fair value levels. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At March 31, 2013, information on the tax cost of investments was as follows (Dollars in thousands):

Fund	Cost of investment for Tax purposes	Gross Tax appreciation	Gross Tax depreciation	Net Tax appreciation / (depreciation)
Elfun Tax-Exempt Income Fund	$1,639,396	$138,576	$(2,736)	$135,840

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Tax Exempt Income Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 24, 2013

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: May 24, 2013